Equity Incentive Plan - Summary of activity for resticted stock awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of activity for restricted stock awards
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	$ 12,153	$ 7,317	$ 8,956
Number of shares
Stock Issued During Period, Shares, Reverse Stock Splits		(37)
Weighted Average Grant Date Fair Value
Stock Issued During Period, Reverse Stock Splits		$ 62.90
Restricted Stock [Member]
Number of shares
Outstanding	639,807	364,986	375,364
Granted	858,000	425,000	127,070
Vested	(548,612)	(149,342)	(136,948)
Forfeited	0	(800)	(500)
Outstanding, December 31,	949,195	639,807	364,986
Weighted Average Grant Date Fair Value
Outstanding	$ 32.74	$ 62.90	$ 65.61
Granted	16.41	13.22	63.40
Vested	32.90	50.75	70.80
Forfeited	0	64.64	70.10
Outstanding December 31,	$ 17.89	$ 32.74	$ 62.90
Restricted Stock [Member] | After tenth anniversary of plan [Member]
Weighted Average Grant Date Fair Value
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0